MARKETABLE SECURITIES AND LONG-TERM INVESTMENTS - SCHEDULE OF LONG-TERM INVESTMENTS (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Long-term Investments
Total long-term investments	$ 54,855	$ 55,569	$ 62,979
Cost Method Investments
Long-term Investments
Total long-term investments		$ 55,569	55,569
Long-term Marketable Equity Security
Long-term Investments
Total long-term investments			$ 7,410